Property, Plant and Equipment - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Depreciation charges	$ 12.7	$ 18.7	$ 17.2
Pledged property, plant and equipment and land use rights with net book value	$ 23.8	$ 31.4